Investments Accounted for Using the Equity Method - Summary of Fair Values of Investments in Associates with Available Published Price Quotation (Detail) - Level 1 of fair value hierarchy [member]
$ in Thousands, $ in Thousands
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
ChipMos Technologies Inc [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 3,720,625	$ 118,605	$ 2,473,841
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 1,993,695	$ 63,554	$ 2,601,069